UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM 13F

FORM 13-F COVER PAGE

Report for the Calendar Year or Quarter Ended:
December 31, 1999

Check here if Amendment  [  ]; Amendment Number:
This Amendment (Check only one.):   [  ] is a restatement
                                    [  ] adds new holdings entries

Institutional Investment Manager Filing this
Report:

Name:       Whelan and Gratny Capital Management
Address:    611 Santa Cruz Ave., Suite C
            Meno Park, CA 94025

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting
Manager:

Name:             Harry Gabriel Whelan III
Title:            Principal
Phone:            650-833-7880
Signature, Place and Date of Signing:
Harry Gabriel Whelan III   Menlo Park, CA     March 7, 2000


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE
SECURITIES AND EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:            0
Form 13F Information Table Entry Total:     108

Form 13F Information Table Value Total: $208,822


List of Other Included Manager:

                                                                  FORM 13F
INFORMATION TABLE
                                                           VALUE   SHARES/  SH/
PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN
CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- ---
---- ------- ------------ -------- -------- --------
Abbott Laboratories            Common           002824100      559 15390.000SH
     SOLE                15390.000
Adobe Systems, Inc.            Common           00724F101      941 14000.000SH
     SOLE                14000.000
Advance Radio Telecom Corp.    Common           00754U101      840 35000.000SH
     SOLE                35000.000
Advanced Fiber Communications  Common           00754A105      894 20000.000SH
     SOLE                20000.000
Affymetrix Corporation         Common           00826T108     5175 30500.000SH
     SOLE                30500.000
Agile Software Corp.           Common           00846X105     2390 11000.000SH
     SOLE                11000.000
Agilent Technologies           Common           00846U101      895 11580.000SH
     SOLE                11580.000
Aironet Wireless Comm.         Common           00943A107     1062 15900.000SH
     SOLE                15900.000
Alza Corporation               Common           022615108      842 24322.000SH
     SOLE                24322.000
American Telephone & Telegraph Common           001957109      431 8487.000 SH
     SOLE                 8487.000
Applied Materials              Common           038222105     2451 19350.000SH
     SOLE                19350.000
Ariba Inc.                     Common           04033V104      213 1200.000 SH
     SOLE                 1200.000
Avery Dennison Corp.           Common           053611109     1093 15000.000SH
     SOLE                15000.000
Aviron Inc.                    Common           053762100      293 18515.000SH
     SOLE                18515.000
Baxter International Inc       Common           071813109      269 4275.000 SH
     SOLE                 4275.000
Boeing Co.                     Common           097023105      207 5000.000 SH
     SOLE                 5000.000
Boston Scientific              Common           101137107      630 28800.000SH
     SOLE                28800.000
Bristol Myers Squibb Company   Common           110122108     1037 16160.000SH
     SOLE                16160.000
Business Objects               Common           12328X107      902 6750.000 SH
     SOLE                 6750.000
CMGI Inc.                      Common           125750109      631 2280.000 SH
     SOLE                 2280.000
Checkfree Holdings             Common           162816102     1964 18795.000SH
     SOLE                18795.000
Cisco Corp.                    Common           17275R102     4791 44722.000SH
     SOLE                44722.000
Colt Telecom ADR               Common           196877104     9828 48175.000SH
     SOLE                48175.000
Commerce One                   Common           200693109    92434 470401.000SH
     SOLE               470401.000
Conexant Systems Inc.          Common           207142100     1653 24900.000SH
     SOLE                24900.000
Cornerstone Realty Income Trus Common           21922V102       97 10000.000SH
     SOLE                10000.000
Coulter Pharmaceutical         Common           222116105      738 32550.000SH
     SOLE                32550.000
Duke Power Company             Common           264399106      251 5000.000 SH
     SOLE                 5000.000
Dupont Corporation             Common           263534109      395 6000.000 SH
     SOLE                 6000.000
E.Spire Communications, Inc    Common           269153102      398 68535.000SH
     SOLE                68535.000
EMC Corporation                Common           268648102      546 5000.000 SH
     SOLE                 5000.000
East-West Bancorp              Common           27579r107      114 10000.000SH
     SOLE                10000.000
Electric Lightwave             Common           284895109      726 38700.000SH
     SOLE                38700.000
Eli Lilly & Co.                Common           532457108      851 12800.000SH
     SOLE                12800.000
Enron Corp.                    Common           293561106      610 13754.000SH
     SOLE                13754.000
First Republic Bank            Common           336158100      235 10000.000SH
     SOLE                10000.000
Fogdog Inc.                    Common           344167101      511 53810.149SH
     SOLE                53810.149
Fourth Shift                   Common           351128103      607 87540.000SH
     SOLE                87540.000
GST Telecommunications         Common           361942105      231 25500.000SH
     SOLE                25500.000
GTE Corp.                      Common           362320103      706 10000.000SH
     SOLE                10000.000
Gemstar International Group Lt Common           G3788V106      795 11160.000SH
     SOLE                11160.000
Genentech Inc - New            Common           368710406     1345 10000.000SH
     SOLE                10000.000
Global Telesystems Group       Common           37936U104     3289 94650.000SH
     SOLE                94650.000
GlobalStar Telecom Ltd.        Common           G3930H104     2624 59644.000SH
     SOLE                59644.000
Greater Bay Bancorp.           Common           391648102      429 10000.000SH
     SOLE                10000.000
Guidant Corp.                  Common           401698105     1583 33677.000SH
     SOLE                33677.000
Halliburton                    Common           406216101     1308 32500.000SH
     SOLE                32500.000
Hertz Corporation              Common           428040109      601 12000.000SH
     SOLE                12000.000
Hewlett Packard Company        Common           428236103      977 8590.000 SH
     SOLE                 8590.000
ICO Global Communications Hold Common           g4705t109      105 42150.000SH
     SOLE                42150.000
Incyte Pharmaceuticals         Common           45337C102      930 15500.000SH
     SOLE                15500.000
Infinity Broadcasting Corp.    Common           45662s102      489 13500.000SH
     SOLE                13500.000
Inhale Therapeutics            Common           457191104     1354 31800.000SH
     SOLE                31800.000
Intel Corp.                    Common           458140100     1029 12500.000SH
     SOLE                12500.000
Internet Capital Group         Common           46059C106     2856 16800.000SH
     SOLE                16800.000
Johnson & Johnson              Common           478160104      715 7668.000 SH
     SOLE                 7668.000
KLA/Tencor                     Common           482480100     1114 10000.000SH
     SOLE                10000.000
Legato Systems Inc.            Common           524651106      860 12500.000SH
     SOLE                12500.000
Lockheed Martin                Common           539830109      547 25000.000SH
     SOLE                25000.000
Lucent Technologies            Common           549463107     1160 15468.000SH
     SOLE                15468.000
McDonald's Corp                Common           580135101     1088 27000.000SH
     SOLE                27000.000
McKesson HBOC Inc.             Common           58155q103      606 26950.000SH
     SOLE                26950.000
Mellon Bank                    Common           585509102      341 10000.000SH
     SOLE                10000.000
Mercury Interactive            Common           589405109     1144 10600.000SH
     SOLE                10600.000
Millennium Pharmaceutical      Common           599902103     2538 20800.000SH
     SOLE                20800.000
Monsanto Co.                   Common           611662107      567 16000.000SH
     SOLE                16000.000
Motorola, Inc.                 Common           620076109     1178 8000.000 SH
     SOLE                 8000.000
Multex.com, Inc.               Common           625367107      602 16000.000SH
     SOLE                16000.000
National Instruments           Common           636518102     4327 113134.000SH
     SOLE               113134.000
Nextel Communications, Inc.    Common           65332V103      825 8000.000 SH
     SOLE                 8000.000
Nokia Corporation              Common           654902204     1223 6400.000 SH
     SOLE                 6400.000
Novoste Corp.                  Common           67010C100      597 36200.000SH
     SOLE                36200.000
Office Depot                   Common           676220106      110 10000.000SH
     SOLE                10000.000
Orbital Sciences               Common           685564106     1108 59700.000SH
     SOLE                59700.000
P S C Inc.                     Common           69361E107     2301 311987.000SH
     SOLE               311987.000
PRI Automation                 Common           69357H106      224 3340.000 SH
     SOLE                 3340.000
Pfizer Inc.                    Common           717081103      243 7500.000 SH
     SOLE                 7500.000
Phillips Petroleum             Common           718507106      235 5000.000 SH
     SOLE                 5000.000
Pinnacle Holdings Inc.         Common           72346n101     1426 33650.000SH
     SOLE                33650.000
Polartechnics, Ltd.            Common           Q7682M103       22 10000.000SH
     SOLE                10000.000
Portal Software, Inc.          Common           736126103      411 4000.000 SH
     SOLE                 4000.000
Primus Telecommunications      Common           741929103      262 6850.000 SH
     SOLE                 6850.000
Qualcomm                       Common           747525103      740 4200.000 SH
     SOLE                 4200.000
Remedy Corporation             Common           759548100      332 7000.000 SH
     SOLE                 7000.000
ST Microelectronics            Common           861012102     2211 14600.000SH
     SOLE                14600.000
Sage Inc                       Common           786632109      478 24666.666SH
     SOLE                24666.666
Silicon Valley Bancshares      Common           827064106      495 10000.000SH
     SOLE                10000.000
Sirius Satellite Radio         Common           125127100     1687 37910.000SH
     SOLE                37910.000
Smart Force (Formerly CBT Grou Common           124853300      371 11075.000SH
     SOLE                11075.000
Spieker Properties             Common           848497103      383 10500.000SH
     SOLE                10500.000
Sprint Corporation             Common           852061100      673 10000.000SH
     SOLE                10000.000
Sprint Corporation PCS Group   Common           852061506      256 2500.000 SH
     SOLE                 2500.000
Sterling Commerce Inc.         Common           859205106     1774 52185.000SH
     SOLE                52185.000
Sylvan Learning System         Common           871399101     1088 83700.000SH
     SOLE                83700.000
Symbol Technologies            Common           871508107     2056 32350.000SH
     SOLE                32350.000
Telesystem International Wirel Common           879946101     1432 38450.000SH
     SOLE                38450.000
Telxon                         Common           879700102      577 36050.000SH
     SOLE                36050.000
Texas Instruments              Common           882508104      966 10000.000SH
     SOLE                10000.000
Unocal Corp.                   Common           915289102      336 10000.000SH
     SOLE                10000.000
Viasat, Inc.                   Common           92552V100      479 9600.000 SH
     SOLE                 9600.000
Viatel, Inc.                   Common           925529208     2788 51999.000SH
     SOLE                51999.000
Vodafone Airtouch Plc Adr      Common           92857T107      742 15000.000SH
     SOLE                15000.000
Wal Mart                       Common           931142103      415 6000.000 SH
     SOLE                 6000.000
Webvan Group                   Common           94845V103      868 52600.000SH
     SOLE                52600.000
Wells Fargo & Company          Common           949740104      647 16000.000SH
     SOLE                16000.000
Williams Companies             Common           969457100      413 13500.000SH
     SOLE                13500.000
XM Satellite Radio             Common           983759101      438 11500.000SH
     SOLE                11500.000
Zion Bancorp                   Common           989701107     1243 21000.000SH
     SOLE                21000.000